Property and Equipment (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Acquired property and equipment	$ 885,000	$ 367,000
Carrying value of the building	$ 25,318		$ 25,716
Motor vehicles [Member]
Property and Equipment (Textual)
Finance lease obligation			1,800	$ 4,800
Telephony system [Member]
Property and Equipment (Textual)
Finance lease obligation			$ 46,300	$ 94,200